ACQUISITION DEPOSITS (Details)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CAD ($)
Business Acquisition [Line Items]
Total acquisition deposits	$ 7,364,241	$ 2,496,790
Property [Member]
Business Acquisition [Line Items]
Total acquisition deposits	0	52,483
Toronto High School [Member]
Business Acquisition [Line Items]
Total acquisition deposits	128,048	127,232
Conbridge College [Member]
Business Acquisition [Line Items]
Total acquisition deposits	0	31,808	$ 40,000
Lowell Academy [Member]
Business Acquisition [Line Items]
Total acquisition deposits	0	87,167
Max the Mutt Animation [Member]
Business Acquisition [Line Items]
Total acquisition deposits	0	795,200
Downtown Markham [Member]
Business Acquisition [Line Items]
Total acquisition deposits	0	1,402,900
Moatfiled Toronto [Member]
Business Acquisition [Line Items]
Total acquisition deposits	$ 7,236,193	$ 0